SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Disclosure of subsidiaries

Name	Location	Ownership	Principal Activity
Mina Tucano Ltda (formerly Beadell Brasil Ltda)	Brazil	100%	Mining company
Mineral Mexicana el Rosario S.A. de C.V.	Mexico	100%	Mining company
Great Panther Coricancha S.A.	Peru	100%	Exploration company